Form N-CSR Cover	12 Months Ended
Oct. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Short Duration Inflation-Protected Income Portfolio
Entity Central Index Key	0001928846
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025